Restatement of Consolidated Financial Statements - Summary of Restatement of Financial Statements (Parenthetical ) (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock par value	$ 0.0001	0.0001	$ 0.0001
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock par value		0.0001
Common stock par value		0.0001
Revision of Prior Period, Reclassification, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock par value		0.0001
Common stock par value		0.0001
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock par value		0.0001
Common stock par value		$ 0.0001